UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 9, 2001

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

Abbott Laborator  Com   002824100               256    5285  Sole      5285
Actel Corp.       Com   004934105              6022  248952  Sole    248952
Advanced Polymer
Systems Inc.      Com   00754G102               109   45800  Sole     45800
Airborne Freight  Com   009266107              2394  245550  Sole    245550
Alaska Air Group  Com   011659109              7123  239445  Sole    239445
Albertsons Inc.   Com   013104104              3044  114852  Sole    114852
American Express  Com   025816109               369    6718  Sole      6718
Ann Taylor Store  Com   036115103              1132   45400  Sole     45400
Applied Materials
Inc. Delaware     Com   038222105               623   16325  Sole     16325
Autozone          Com   053332102              8268  290115  Sole    290115
Bank of America   Com   060505104              5221  113804  Sole    113804
Banner Corp.      Com   06652V109              1508   98854  Sole     98854
Boise Cascade     Com   097383103               647   19250  Sole     19250
Bristol Myers Sq  Com   110122108               484    6542  Sole      6542
Build. Materials
Holding Corp.     Com   120113105               666   78375  Sole     78375
Cardinal Health   Com   14149Y108              8521   85530  Sole     85530
Cascade Nat. Gas  Com   147339105               514   27300  Sole     27300
Centennial Banco  Com   15133T104               104   11905  Sole     11905
Chevron Corp.     Com   166751107               443    5241  Sole      5241
Citigroup         Com   172967101              5343  104643  Sole    104643
Clorox Companies  Com   189054109               213    6000  Sole      6000
Coastal Corporat  Com   190441105               388    4391  Sole      4391
Coca Cola Co.     Com   191216100              5910   96981  Sole     96981
Dell Computer     Com   247025109              3873  222100  Sole    222100
EEX Corp.         Com   26842V108               276   56712  Sole     56712
Emerson Electric  Com   291011104              3850   48850  Sole     48850
Exxon Mobile      Com   30231G102               672    7735  Sole      7735
FLIR Systems      Com   302445101               184   33150  Sole     33150
Fannie Mae        Com   313586109               294    3385  Sole      3385
First Indus.
Realty Trust      Com   32054K103               440   12950  Sole     12950
Gap Stores        Com   364760108              7780  305110  Sole    305110
General Electric  Com   369604103               977   20380  Sole     20380
Global Crossing
Limited           Com   G3921A100               262   18300  Sole     18300
HealthSouth       Com   421924101              4832  296211  Sole    296211
Home Properties
of N.Y.           Com   437306103               405   14500  Sole     14500
Honeywell Int'l   Com   438516106              5566  117634  Sole    117634
ICOS Corp.        Com   449295104              1458   28074  Sole     28074
Ikon Office Sol.  Com   451713101                38   15000  Sole     15000
Intel Corp.       Com   458140100              5580  185620  Sole    185620
IBM               Com   459200101              2390   28113  Sole     28113
Istar Financial   Com   45031U101              1419   72097  Sole     72097
JP Realty         Com   46624A106               688   43675  Sole     43675
KLA-Tencor Corp.  Com   482480100              3759  111575  Sole    111575
Kaneb Services    Com   484170105               616  104900  Sole    104900
Keycorp           Com   493267108              2505   89450  Sole     89450
Keytronic         Com   493144109               609  221450  Sole    221450
Klamath First
Bancorp           Com   49842P103               135   11400  Sole     11400
LSI Logic Corp.   Com   502161102              1368   80075  Sole     80075
LTV Corp.         Com   501921100               147  428775  Sole    428775
Lattice
Semiconductor     Com   518415104              3744  203765  Sole    203765
Liberty Allstar
Equity Fund       Com   530158104               782   63187  Sole     63187
MCI Worldcom Inc  Com   98157D106              2516  178934  Sole    178934
Mentor Graphics   Com   587200106              1495   54481  Sole     54481
Merck & Co.       Com   589331107               544    5810  Sole      5810
Microsoft         Com   594918104             10557  243392  Sole    243392
Nordstrom         Com   655664100              5355  294448  Sole    294448
Office Depot      Com   676220106              4800  673736  Sole    673736
Officemax         Com   67622M108              2816  979506  Sole    979506
Oracle Corp.      Com   68389X105              2420   83278  Sole     83278
Pacific Northwest
Bancorp           Com   69466M103               259   18760  Sole     18760
Palm Inc.         Com   696642107              1431   50529  Sole     50529
Pfizer Inc.       Com   717081103               370    8042  Sole      8042
Plum Creek Timb.  Com   729251108              1827   70250  Sole     70250
Putnam Master
Interm. Inc. Tr.  Com   746909100               342   55256  Sole     55256
Qualcomm          Com   747525103              6428   78215  Sole     78215
Rouse Co.         Com   779273101               877   34400  Sole     34400
S&P 500 Depositary
Receipt           Com   78462F103              5100   38875  Sole     38875
Safeco            Com   786429100              3879  117995  Sole    117995
Scudder Inter Go  Com   811163104               382   56100  Sole     56100
Semitool          Com   816909105               355   36600  Sole     36600
Shurgard Storage  Com   82567D104              2519  103081  Sole    103081
Starbucks         Com   855244109             10297  232690  Sole    232690
Sterling Finl.    Com   859319105              1366  112623  Sole    112623
Supervalu         Com   868536103              1289   92900  Sole     92900
Texaco Inc.       Com   881694103               211    3390  Sole      3390
US Bancorp        Com   902973106              4421  151454  Sole    151454
Umpqua Holdings   Com   904214103               510   60000  Sole     60000
Union Pacific     Com   907818108             10308  203110  Sole    203110
Verizon Comm.     Com   92343V104               415    8283  Sole      8283
Wal-Mart          Com   931142103             11512  216698  Sole    216698
Washington Fed.
Savings & Loan    Com   938824109               229    8050  Sole      8050
Washington Mut.
Savings Bank      Com   939322103             18327  345385  Sole    345385
Watchguard
Technologies Inc  Com   941105108               255    8075  Sole      7750
Wendy's Intl Inc  Com   950590109              5624  214250  Sole    214250
Weyerhauser       Com   962166104              7269  143233  Sole    143233
Willamette Ind.   Com   969133107               769   16375  Sole     16375
Wolverine World
Wide              Com   978097103              4810  315425  Sole    315425


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value $     245,835